Financial instruments and financial risk factors - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($) bank	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value		$ 627	$ 367
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss		11	17
Finance debt		61,176	72,664
Proceeds from long-term financing		6,987	14,736	$ 8,597
Issue of perpetual hybrid bonds	[1]	924	11,861
Cash and cash equivalents		30,681	31,111	$ 22,472	$ 22,468
Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds	[1]	950	11,909
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Finance debt		36,079	39,630
Commodity price risk | Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		100	40
Commodity price risk | Arithmetic Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		64	56
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped		$ 211	321
Period in which maximum value at risk was not exceeded		3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 55	$ 124
Currency risk | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 400
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt		41.00%	45.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount		$ 251	$ 330
Finance debt		2,062
Credit derivative, nominal amount		$ 24,088
Interest rate risk | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding leases, weighted average maturity period		12 years	8 years
Interest rate risk | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate		3.00%	3.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 9,500	$ 5,400
Credit risk | Financial assets which are subject to review for impairment under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		7,500	4,900
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		694	661
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		1,407	1,405
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		30,700	31,100
Liquidity risk | Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds		900	11,900
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		12,575	11,325
Trade payables		9,154	5,250
Liquidity risk | Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		4,290	3,460
Liquidity risk | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing		6,000	14,000
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		4,000	7,600
Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 8,000	10,000
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		26
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		27
Liquidity risk | Top of range [member] | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		24 months
Liquidity risk | Top of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		40 years
Liquidity risk | Bottom of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		20 years
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows		$ 27,048	$ 33,704

[1]	See Note 31 for further information.